LEASES - (Lessee) Maturities of Operating Lease Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Less than one year	$ 63	$ 72
One to two years	60	61
Two to three years	58	59
Three to four years	55	58
Four to five years	54	54
More than five years	213	269
Total operating lease payments	503	573
Imputed interest	(74)	(90)
Operating lease liabilities	429	483
Operating lease, reported as accounts payable and other	49	56
Operating lease, reported as other long-term liabilities	$ 380	$ 427
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts payable and other (Note 16)	Accounts payable and other (Note 16)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long-Term Liabilities (Note 17)	Other Long-Term Liabilities (Note 17)